SHARE-BASED COMPENSATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cost of revenues USD ($)	Dec. 31, 2013 Cost of revenues CNY	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2013 Product development USD ($)	Dec. 31, 2013 Product development CNY	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2013 Sales and marketing USD ($)	Dec. 31, 2013 Sales and marketing CNY	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2013 General and administrative USD ($)	Dec. 31, 2013 General and administrative CNY	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY
Allocation of share based compensation expense
Total	$ 31,114	188,358	118,218	47,494	$ 5,304	32,110	12,751	3,894	$ 6,343	38,400	26,157	12,233	$ 8,377	50,712	28,741	14,196	$ 11,090	67,136	50,569	17,171